Expense Example, No Redemption - Putnam International Small Cap Fund - Class C Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 226
Expense Example, No Redemption, 3 Years	708
Expense Example, No Redemption, 5 Years	1,216
Expense Example, No Redemption, 10 Years	$ 2,424